Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	27 Months Ended
	May 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022
C000234661 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 10,360	$ 10,360	$ 10,439	$ 10,190	$ 9,898	$ 9,866	$ 9,722	$ 9,612	$ 9,607	$ 9,839
Average Annual Return, Percent	5.01%	1.61%
C000234662 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Account Value	$ 10,381	$ 10,381	10,459	10,208	9,904	9,870	9,736	9,615	9,609	9,840
Average Annual Return, Percent	5.17%	1.70%
C000234660 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Account Value	$ 9,878	$ 9,878	9,960	9,727	9,444	9,418	9,287	9,187	9,188	9,416
Average Annual Return, Percent	0.43%	(0.55%)
C000234660 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	4.88%	1.42%
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 10,035	$ 10,035	10,191	9,998	9,768	9,774	9,667	9,587	9,605	9,726
Average Annual Return, Percent	2.67%	0.16%
Sixty Five Bloomberg U S Municipal Bond Index 35 Bloomberg Municipal High Yield Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	65% Bloomberg U.S. Municipal Bond Index/35% Bloomberg Municipal High Yield Bond Index
Account Value	$ 10,080	$ 10,080	$ 10,135	$ 9,895	$ 9,665	$ 9,639	$ 9,523	$ 9,439	$ 9,541	$ 9,681
Average Annual Return, Percent	4.58%	0.36%